CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 43,320	$ 24,616	$ 13,766
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations held for sale):
Amortization of deferred financing costs	9,559	9,716	3,274
Change in mortgage banking activities	(12,596)	(7,955)	(3,110)
Change in fair value of mortgage servicing rights	8,798	7,650	2,697
Accretion of deferred loan origination fees and costs	(4,979)	(3,661)	(2,366)
Provision for loss sharing	(1,093)	(1,364)	6
Cash paid to settle loss sharing obligations	(2,264)	(2,581)	(2,040)
Originations of mortgage loans held for sale	(681,928)	(497,258)	(84,150)
Sale of mortgage loans held for sale to third parties	850,816	302,886	102,363
Stock-based compensation	835	939	524
Changes in fair value of derivatives			(1,739)
Gain on acquisition			(4,438)
Depreciation expense	219	160	38
Deferred tax expense	2,093	93	61
Changes in operating assets and liabilities:
Restricted cash	38,956	(43,811)	1,648
Other assets	20,040	(10,892)	(4,414)
Due to affiliate	(77)	(61)	1,476
Other liabilities	3,820	(1,391)	1,848
Net cash provided by (used in) operating activities	275,519	(222,914)	25,444
Investing activities:
Issuance of and fundings on loans held for investment	(228,500)	(711,136)	(675,607)
Principal repayment of loans held for investment	411,740	193,867	66,920
Issuance of a mortgage loan held for sale			(84,769)
Proceeds from sale of a mortgage loan held for sale	74,625	80,197
Receipt of origination fees	1,078	7,082	6,058
Acquisition of ACRE Capital, net of cash acquired			(58,258)
Purchases of other assets	(604)	(823)	(41)
Payments for acquisition of intangible assets		(1,008)
Payments for acquisition of mortgage servicing rights		(1,259)
Net cash provided by (used in) investing activities	258,339	(433,080)	(745,697)
Financing activities:
Proceeds from secured funding agreements	345,434	1,143,342	703,154
Repayments of secured funding agreements	(375,458)	(854,962)	(582,991)
Payment of secured funding costs	(8,013)	(10,841)	(7,033)
Proceeds from issuance of debt of consolidated VIEs		308,703	395,027
Repayments of debt of consolidated VIEs	(272,471)	(175,984)
Proceeds from issuance of common stock			250,687
Payment of offering costs		(113)	(8,834)
Proceeds from warehouse lines of credit	804,935	544,011	97,676
Repayments of warehouse lines of credit	(973,294)	(350,846)	(112,148)
Proceeds from secured term loan	75,000
Repayment of convertible debt	(69,000)
Dividends paid	(28,597)	(28,577)	(18,575)
Contributions from non-controlling interests	5,685	77,712
Distributions to non-controlling interests	(45,635)
Net cash provided by (used in) financing activities	(541,414)	652,445	716,963
Change in cash and cash equivalents	(7,556)	(3,549)	(3,290)
Cash and cash equivalents, continuing operations, beginning of period	15,045	14,444	23,390
Cash and cash equivalents of discontinued operations held for sale, beginning of period	1,506	5,656	0
Cash and cash equivalents, end of period	8,995	16,551	20,100
Cash and cash equivalents, continuing operations, end of period	5,066	15,045	14,444
Cash and cash equivalents of discontinued operations held for sale, end of period	3,929	1,506	5,656
Supplemental Information:
Interest paid during the period	28,731	23,870	11,317
Income taxes paid during the period	83	430
Supplemental disclosure of noncash investing and financing activities:
Dividends declared, but not yet paid	7,152	7,147	7,127
Deferred financing and offering costs			174
Notes receivable related to consolidated VIEs	35,607	$ 16,116
Issuance of common stock for acquisition of ACRE Capital	$ 0		7,512
Fair value of assets acquired from ACRE Capital, net of cash acquired			112,609
Fair value of liabilities assumed from ACRE Capital			$ 48,401